Discontinued operations - Other income and other gain (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Interest income	$ 3,923,279	$ 471,878	$ 201
Net foreign exchange gains/(losses)	330,193	(663,004)	(51,260)
Sundry income	145,383	76,443	17,178
Other income and other net gain/(losses)	4,507,103	429,857	(202,176)
Hong Kong
Disclosure of analysis of single amount of discontinued operations [line items]
Interest income	19,297	311	3,779
Net foreign exchange gains/(losses)	(25,049)	(25,721)	336,285
Sundry income	295,366	196	1,060
Other income and other net gain/(losses)	$ 289,614	$ (25,214)	$ 341,124